SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT TERM BANK LOANS
9	SHORT TERM BANK LOANS

The Company’s bank loans at December 31, 2010 and 2011 consisted of the following:

Loans	Maturity date	Annual interest rate	As of December 31, 2010	As of December 31, 2011
			RMB	RMB
Short-term bank loan, secured(1)	April 14, 2011	6.430%	20,000	—
Short-term bank loan, unsecured	April 27, 2011	5.100%	10,000	—
Short-term bank loan, secured(2)	July 25, 2011	5.840%	10,000	—
Short-term bank loan, secured(3)	October 8, 2011	5.560%	20,000	—
Short-term bank loan, secured(4)	April 6, 2012	6.941%	—	20,000
Short-term bank loan, unsecured	April 10, 2012	7.015%	—	10,000
Short-term bank loan, secured(5)	May 10, 2012	6.941%	—	20,000
Short-term bank loan, secured(6)	July 10, 2012	7.216%	—	30,000
Short-term bank loan, secured(7)	September 13, 2012	8.528%	—	10,000
Short-term bank loan, secured(8)	October 17, 2012	7.544%	—	20,000

Total			60,000	110,000

(1)	As of December 31, 2010, this secured loan was secured by the Group’s inventory with an original carrying value of approximately RMB40,000.
(2)	As of December 31, 2010, this loan was guaranteed by a guarantee company. Guarantee fees were charged at RMB200. In respect of the guarantee for such short-term bank loan, the Group collateralized its land use right, property, plant and equipment, motor vehicles and pledged deposits with an original carrying value of approximately RMB27,967, RMB5,226 and RMB2,000 as of December 31, 2010 respectively, to obtain the guarantee from the guarantee company.
(3)	As of December 31, 2010, this secured loan was secured by the Group’s inventory with an original carrying value of approximately RMB47,401.
(4)	As of December 31, 2011, this loan was guaranteed by the senior management of the subsidiary.
(5)	As of December 31, 2011, this secured loan was secured by the Group’s inventory with an original carrying value of approximately RMB40,000.
(6)	According to the loan agreement, this loan was secured by a kind of copper raw materials of RMB60,000. As of December 31, 2011,the Group only had such copper raw materials on hand with carrying value of approximately RMB876, which was below the amount of RMB60,000 as required in the loan agreement. As such, the Group breached the loan covenant, the bank loan would become payable on demand.
(7)	As of December 31, 2011, this loan was guaranteed by a guarantee company. Guarantee fees were charged at RMB250. In respect of the guarantee for such short-term bank loan, the Group collateralized its land use right, property, plant and equipment and pledged deposits with an original carrying value of approximately RMB5,120, RMB24,412 and RMB2,000 as of December 31, 2011 respectively, to obtain the guarantee from the guarantee company.
(8)	As of December 31, 2011, this loan was secured by the Group’s inventory with an original carrying value of approximately RMB35,370.